Note 25 - Firstbank Corporation (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 25 – FIRSTBANK CORPORATION (PARENT COMPANY ONLY)

CONDENSED FINANCIAL INFORMATION

CONDENSED BALANCE SHEETS

	Year Ended December 31,
(In Thousands of Dollars)	2012	2011
ASSETS
Cash and cash equivalents	$11,167	$16,870
Investment in and advances to banking subsidiaries	168,883	170,981
Securities	1,090	1,086
Other assets	4,327	4,104
Total Assets	$185,467	$193,041
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$2,325	$1,580
Subordinated Debentures	36,084	36,084
Shareholders’ equity	147,058	155,377
Total Liabilities and Shareholders’ Equity	$185,467	$193,041

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2011	2010
Dividends and returns of capital from banking subsidiaries (net of capital infusions)	$16,150	$3,680	$4,000
Other income	5,821	5,921	5,656
Other expense	(10,043)	(8,440)	(8,418)
Income before income tax and undistributed subsidiary income	11,928	1,161	1,238
Income tax benefit	1,416	844	532
Equity in undistributed subsidiary income	(2,810)	3,618	1,993
Net income	10,534	5,623	3,763
Change in unrealized gain (loss) on securities, net of tax and classification effects	712	2,750	(452)
Comprehensive income	$11,246	$8,373	$3,311

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2012	2011	2010
Cash flows from operating activities
Net income	$10,534	$5,623	$3,763
Adjustments:
Unrealized (gain)/loss on trading account securities	(4)	11	(3)
Equity in undistributed subsidiary income	(5,190)	(3,618)	(1,993)
Stock option and restricted stock grant compensation expense	96	118	115
Change in other assets	(223)	3,797	6,734
Change in other liabilities	745	138	(1,410)
Net cash from operating activities	5,958	6,069	7,206

Cash flows from investing activities
Sale of securities available for sale	0	0	2,818
Net decrease in commercial loans	0	1,000	(786)
Return from/(payments for) investments in subsidiaries	8,000	(4,220)	(1,950)
Net cash from/(used in) investing activities	8,000	(3,220)	82

Cash flows from financing activities
Redemption of preferred stock	(15,056)	0	0
Redemption of common stock warrants	(1,947)	0	0
Proceeds from issuance of common stock	903	421	393
Dividends on preferred stock	(1,247)	(1,650)	(1,650)
Dividends on common stock	(2,314)	(313)	(620)
Net cash used for financing activities	(19,661)	(1,542)	(1,877)
Net change in cash and cash equivalents	(5,703)	1,307	5,411
Beginning cash and cash equivalents	16,870	15,563	10,152
Ending cash and cash equivalents	$11,167	$16,870	$15,563